CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Change in pension and post retirement benefits adjustment tax	$ 2,179	$ 13,140	$ 7,222